Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Computers	24,668	24,668	19,395
Office equipment	2,202	2,202	1,731
Subtotal	26,870	26,870	21,126
Less: Accumulated depreciation	(23,325)	(25,318)	(19,905)
Property and equipment, net	3,546	1,552	1,221

Depreciation expenses of owned assets for the year ended December 31, 2024 and for the six months ended June 30, 2025 amounted to S$4,314 and S$1,994 ($1,568), respectively.

No impairment loss had been recognized during the year ended December 31, 2024 and for the six months ended June 30, 2025.